Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Schedule of Earnings Per Share
The following shows the amounts used in computing net loss per share for the three and nine months ended December 31, 2015 and 2014:

	Nine Months Ended December 31,
	2015	2014
Net loss	$(7,110,180)	$(5,089,781)
Add:
Preferred stock beneficial conversion charge	(4,474,348)	(2,961,723)
Undeclared cumulative preferred dividends	(687,267)	(194,901)

Net loss attributable to common stockholders	$(12,271,795)	$(8,246,405)

Weighted average shares issued and outstanding-basic and diluted	6,259,686	5,002,683

Basic and diluted net loss per share attributable to common stockholders	$(1.96)	$(1.65)

	Three Months Ended December 31,
	2015	2014
Net loss	$(2,760,453)	$(1,407,758)
Add:
Preferred stock beneficial conversion charge	—	(492,910)
Undeclared cumulative preferred dividends	(239,389)	(95,304)

Net loss attributable to common stockholders	$(2,999,842)	$(1,995,972)

Weighted average shares issued and outstanding-basic and diluted	7,225,006	5,004,821

Basic and diluted net loss per share attributable to common stockholders	$(0.42)	$(0.40)

The following shows the amounts used in computing net loss per share for each of the two years in the period ended March 31, 2015:

	Years Ended March 31,
	2015	2014
Net loss	$(7,026,913)	$(19,565,426)
Less:
Preferred stock beneficial conversion charge	(4,864,292)	—
Undeclared cumulative preferred dividends	(305,328)	—
Net loss attributable to common stockholders	$(12,196,533)	$(19,565,426)
Weighted average shares issued and outstanding	5,006,219	4,070,876
Basic and diluted net loss per share attributable to commons stockholders	$(2.44)	$(4.81)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table sets forth the number of shares excluded from the computation of diluted loss per share, as their inclusion would have been anti-dilutive:

	Nine Months Ended December 31,
	2015	2014
Class A convertible preferred stock	1,136,875	1,107,220
Class B convertible preferred stock	1,336,428	—
Stock options	847,015	390,011
Warrants	615,790	395,857
	3,936,108	1,893,088

The following table sets forth the number of shares excluded from the computation of diluted earnings per share, as their inclusion would have been anti-dilutive:

	Years Ended March 31,
	2015	2014
Class A convertible preferred stock	1,136,875	—
Class B convertible preferred stock	404,273	—
Stock options	419,785	288,193
Warrants	436,779	268,478
	2,397,712	556,671